Other intangibles, net (Customer relationships and tradename and related accumulated amortization) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 400,000	$ 400,000
Accumulated amortization	(113,188)	(82,012)
Finite-lived intangible assets	286,812	317,988
Customer Relationships, Net [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	360,000	360,000
Accumulated amortization	(76,882)	(55,706)
Finite-lived intangible assets	283,118	304,294
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	40,000	40,000
Accumulated amortization	(36,306)	(26,306)
Finite-lived intangible assets	$ 3,694	$ 13,694